First Allmerica Financial Life Insurance Company 132 Turnpike Road, Suite 210 Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax	commonwealthannuity.com * 800.917.1909

SEMI-ANNUAL REPORT — 6/30/2015

FOR CONTRACT HOLDERS OF: THE FULCRUM FUNDSM

September 30, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:	Fulcrum Separate Account 1940 Act Registration Number: 811-7947 1933 Act Registration Numbers: 333-16929 CIK: 00001021148 Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports and letter, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	August 28, 2015
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	August 25, 2015
Delaware VIP Trust (Standard Class)	814230	September 3, 2015
Gabelli Capital Series Funds Inc. (Class AAA)	901246	September 2, 2015
Lazard Retirement Series Inc. (Service Shares)	1033669	September 8, 2015
Lincoln Variable Insurance Products Trust (Standard Class)	914036	August 27, 2015
MFS® Variable Insurance TrustSM (Initial Class)	918571	August 27, 2015
Oppenheimer Variable Account Funds (Non-Service Shares)	752737	August 26, 2015

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ Virginia H. Johnson

Virginia H. Johnson
Vice President, Assistant General Counsel

and Assistant Corporate Secretary

First Allmerica Financial Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772